Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Prepaid expenses	$ 224	$ 9
Value added tax	54	43
Other receivables		65
Accounts receivables	$ 278	$ 117